UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21465
ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer

ING Clarion Global Real Estate Income Fund

201 King of Prussia Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4272
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / September 30, 2009 (unaudited)

		Market
Shares		Value

	Common Stock — 76.1%
	Real Estate Investment Trusts (“REIT”) — 76.1%
	Australia — 11.5%
38,529,000	Dexus Property Group	$28,733,192
7,053,616	Goodman Group	4,139,738
14,384,178	Macquarie CountryWide Trust	8,124,646
3,632,427	Westfield Group	44,560,609

		85,558,185

	Canada — 9.6%
200,100	Calloway Real Estate Investment Trust	3,542,253
500,000	Crombie Real Estate Investment Trust (a)	4,802,944
884,800	H&R Real Estate Investment Trust	11,475,278
2,082,900	InnVest Real Estate Investment Trust	8,635,894
440,000	InnVest Real Estate Investment Trust (a)	1,824,280
700,000	Primaris Retail Real Estate Investment Trust (a)	9,913,351
1,878,800	RioCan Real Estate Investment Trust	31,508,805

		71,702,805

	Finland — 0.6%
1,082,167	Citycon Oyj	4,587,230

	France — 3.2%
351,122	Societe de la Tour Eiffel	23,603,676

	Hong Kong — 2.1%
7,103,000	Link REIT (The)	15,635,664

	Japan — 2.2%
400	Frontier Real Estate Investment Corp.	3,104,931
2,388	Japan Retail Fund Investment Corp.	12,988,842

		16,093,773

	Netherlands — 7.0%
116,780	Corio NV	8,044,964
357,401	Eurocommercial Properties NV	14,136,495
317,161	VastNed Retail NV	20,393,508
99,400	Wereldhave NV	9,778,216

		52,353,183

	New Zealand — 0.9%
9,050,000	Goodman Property Trust	6,546,770

	Singapore — 2.7%
15,200,000	CapitaMall Trust	19,956,709

	United Kingdom — 5.1%
598,413	British Land Co. Plc	4,548,005
718,900	Land Securities Group Plc	7,186,080
4,412,110	Segro Plc	25,932,668

		37,666,753

	United States — 31.2%
391,400	Aannaly Capital Management, Inc.	7,099,996
285,800	BioMed Realty Trust, Inc.	3,944,040
100,000	BRE Properties, Inc.	3,130,000
688,100	Camden Property Trust	27,730,430
2,628,400	Chimera Investment Corp.	10,040,488
1,158,500	Extra Space Storage, Inc.	12,222,175
694,300	Kimco Realty Corp.	9,053,672
1,310,990	Liberty Property Trust	42,646,505
1,210,187	Macerich Co. (The)	36,704,972
1,679,170	OMEGA Healthcare Investors, Inc.	26,900,303
1,219,700	ProLogis	14,538,824
172,910	Simon Property Group, Inc.	12,005,141
927,429	UDR, Inc.	14,597,733
712,120	Verde Realty (b)(c)	11,749,980

		232,364,259

	Total Common Stock (cost $641,989,749)	566,069,007

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2009.

		Market
Shares		Value

	Preferred Stock — 25.0%
	Real Estate Investment Trusts (“REIT”) — 25.0%
	United States — 25.0%
450,000	Alexandria Real Estate Equities, Inc., Series C	10,899,000
80,500	Apartment Investment & Management Co., Series U	1,666,350
400,000	Apartment Investment & Management Co., Series V	8,472,000
150,000	Apartment Investment & Management Co., Series Y	3,150,000
174,000	Associated Estates Realty Corp.	4,083,571
400,000	BioMed Realty Trust, Inc., Series A	8,900,000
207,700	Cedar Shopping Centers, Inc.	4,216,310
125,000	Digital Realty Trust, Inc., Series B	2,976,250
200,800	Duke Realty Corp., Series M	3,977,848
121,700	Eagle Hospitality Properties Trust	44,116
400,000	Entertainment Properties Trust, Series D	7,200,000
430,700	Glimcher Realty Trust, Series G	6,947,191
520,000	Health Care REIT, Inc., Series F	12,318,800
330,600	Host Hotels & Resorts, Inc., Series E	8,265,000
765,000	iStar Financial, Inc., Series I	6,219,450
200,000	LaSalle Hotel Properties, Series D	4,074,000
523,200	LaSalle Hotel Properties, Series E	11,543,100
520,000	LaSalle Hotel Properties, Series G	10,400,000
668,500	LTC Properties, Inc., Series F	15,642,900
200,000	Mid-America Apartment Communities, Inc., Series H	4,926,000
137,100	National Retail Properties, Inc., Series C	3,138,219
120,000	OMEGA Healthcare Investors, Inc., Series D	2,949,000
320,000	PS Business Parks, Inc., Series O	7,040,000
320,000	Public Storage, Series K	7,971,200
360,000	Public Storage, Series M	8,197,200
192,500	SL Green Realty Corp., Series C	4,267,725
200,000	SL Green Realty Corp., Series D	4,550,000
142,600	Taubman Centers, Inc., Series G	3,386,750
373,500	Taubman Centers, Inc., Series H	8,571,825

	Total Preferred Stock (cost $225,885,721)	185,993,805

	Investment Companies — 1.3%
	United Kingdom — 1.3%
3,015,232	ING UK Real Estate Income Trust Ltd. +	2,049,525
1,257,578	ProLogis European Properties	7,823,386

	Total Investment Companies (cost $18,542,117)	9,872,911

	Total Investments — 102.4% (cost $886,417,587)	761,935,723
	Liabilities in Excess of Other Assets — (2.4)%	(17,918,220)

	Net Assets — 100%	$744,017,503

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the securities amounted to $16,540,575 or 2.2% of net assets.

(b)	Fair valued pursuant to guidelines approved by the board.

(c)	Non-income producing security.

+	Investments in companies considered to be an affiliate of the Trust (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

Affiliate	Gross Additions	Gross Reductions	Dividend Income

ING UK Real Estate Income Trust Ltd.	$—	$7,325,631	$125,611
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2009.

FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:
Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2009 in valuing the Trust’s investments carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$562,142,413	$—	$11,749,980
Preferred Stocks	—	185,993,805	—
Affiliated Mutual Fund	2,049,525	—	—

Total	$564,191,938	$185,993,805	$11,749,980

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of December 31, 2008	$11,749,980
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of September 30, 2009	$11,749,980

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2009.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson T. Ritson Ferguson
President and Chief Executive Officer
Date: November 23, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson T. Ritson Ferguson
President and Chief Executive Officer
Date: November 23, 2009

By:	/s/ Jonathan A. Blome Jonathan A. Blome
Chief Financial Officer
Date: November 23, 2009